Income Taxes - Schedule of Cash Income Taxes Paid (net of refunds) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Income Tax Paid Net Of Refund [Line Items]
Proceeds from Income Tax Refunds	$ 558	$ 471	$ 298
Federal (National)-Israel [Member]
Cash Income Tax Paid Net Of Refund [Line Items]
Proceeds from Income Tax Refunds	155
Croatia [Member]
Cash Income Tax Paid Net Of Refund [Line Items]
Proceeds from Income Tax Refunds	30
Poland [Member]
Cash Income Tax Paid Net Of Refund [Line Items]
Proceeds from Income Tax Refunds	35
Spain [Member]
Cash Income Tax Paid Net Of Refund [Line Items]
Proceeds from Income Tax Refunds	59
United Kingdom [Member]
Cash Income Tax Paid Net Of Refund [Line Items]
Proceeds from Income Tax Refunds	42
Other [Member]
Cash Income Tax Paid Net Of Refund [Line Items]
Proceeds from Income Tax Refunds	$ 237